BUSINESS COMBINATIONS (Details 2) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2011 Russian MDI Acquisition USD ($)	Sep. 30, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2011 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition EUR (€)	Sep. 30, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2010 Laffans Petrochemicals Limited USD ($)	Apr. 02, 2011 Laffans Petrochemicals Limited USD ($)
Estimated pro forma revenues and net income attributable
Remaining percentage of noncontrolling interest acquired						55.00%	55.00%
Ownership interest immediately prior to acquisition (as a percent)						45.00%	45.00%
Fair value of previously noncontrolling interest						$ 13
Non-cash pretax loss on consolidation of Investment	4
Discount rate	17.00%
Terminal growth rate	4.00%
Acquisition cost
Cash payments made						16	13				23
Fair value of assets acquired and liabilities assumed:
Accounts receivable						2					9
Inventories						9					2
Other current assets						1					2
Property, plant and equipment						31					12
Intangible assets											3
Accounts payable						(4)					(3)
Accrued liabilities						(1)					(1)
Other noncurrent liabilities											(1)
Deferred income taxes						(2)
Long-term debt						(7)
Total fair value of net assets acquired						29					23
Revenues		16
Earnings		3
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			2,987	8,601	8,614			8,603	11,235	9,301
Net income attributable to Huntsman International								$ 150	$ 254	$ 181